Leases - Schedule of Operating Leases (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Operating Leases [Abstract]
Rights-of-use assets – operating lease	$ 2,141,754	$ 2,785,008
Operating lease liabilities - current	752,429	641,254
Operating lease liabilities – non-current	1,582,108	2,181,769
Total operating lease liabilities	2,334,537	2,823,023
Operating lease cost	$ 1,033,659	$ 739,998
Weighted-average remaining lease term	6 years 9 months 14 days	6 years 8 months 4 days
Weighted average discount rate	11.30%	11.15%